Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. As previously discussed, long-term equity incentive compensation for our NEOs consists of RSAs and PSUs. For other employees, when making regular annual equity grants, the Board’s long-standing practice is to approve them, at the Compensation Committee’s recommendation, at its meeting in February of each year as part of the annual compensation review and after results for the preceding fiscal year become available. In addition, the Board may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions. The Board does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	In addition, the Board may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions. The Board does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. As previously discussed, long-term equity incentive compensation for our NEOs consists of RSAs and PSUs. For other employees, when making regular annual equity grants, the Board’s long-standing practice is to approve them, at the Compensation Committee’s recommendation, at its meeting in February of each year as part of the annual compensation review and after results for the preceding fiscal year become available.
MNPI Disclosure Timed for Compensation Value	false